SCHEDULE OF BUSINESS SEGMENT REPORTING (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 184,802		$ 307,653		$ 2,169,178		$ 917,720
Depreciation and amortization	103,366	[1]	60,677	[1]	341,083		239,009
Interest expense	1,645		58,974		306,516		8,227
Net (loss) income	(3,965,017)		(1,143,860)		(7,428,461)		(6,314,649)
Long lived tangible assets	314,103				314,881		320,928
Long lived tangible assets	1,109,416				1,088,645		987,292
Safe-Pro USA [Member]
Segment Reporting Information [Line Items]
Revenues	140,600		222,356		873,274		622,455
Depreciation and amortization	26,978	[1]	27,312	[1]	109,702		108,965
Interest expense	94				6,717		5,724
Net (loss) income	(65,689)		(63,477)		(366,564)		(453,318)
Long lived tangible assets					217,134		265,402
Long lived tangible assets	30,446				45,553
Airborne Response [Member]
Segment Reporting Information [Line Items]
Revenues	4,204		85,297		1,280,863		295,265
Depreciation and amortization	29,099	[1]	32,998	[1]	155,359		128,821
Interest expense	201		2,142		983
Net (loss) income	(146,425)		(144,667)		(182,966)		(449,306)
Long lived tangible assets					71,444		49,895
Long lived tangible assets	173,339				197,291
SafePro AI [Member]
Segment Reporting Information [Line Items]
Revenues	39,998				15,041
Depreciation and amortization	46,928	[1]		[1]	74,550
Interest expense
Net (loss) income	(146,931)		(85,937)		(375,332)		(373,665)
Long lived tangible assets					22,143
Long lived tangible assets	905,631				845,801
Other [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	361	[2]	367	[2]	1,472	[3]	1,223	[3]
Interest expense	1,350	[2]	56,832	[2]	298,816	[3]	2,503	[3]
Net (loss) income	(3,605,972)	[2]	$ (849,779)	[2]	(6,503,599)	[3]	(5,056,370)	[3]
Long lived tangible assets					4,160		$ 5,631
Long lived tangible assets

[1]	Depreciation is recorded in Safe-Pro USA, Airborne Response and Safe Pro AI in cost of sales on the Company’s condensed consolidated unaudited statement of operations in cost of sales and has been described above, separately.
[2]	The Company does not allocate any general and administrative or financing expenses of its holding company activities to its reportable segments, because these activities are managed at the corporate level.
[3]	The Company does not allocate any general and administrative or financing expenses of its holding company activities to its reportable segments, because these activities are managed at the corporate level.